VARIABLE INTEREST ENTITIES AND ACQUISITIONS (Details Narrative) - USD ($) $ in Thousands			12 Months Ended
	Oct. 07, 2021	Apr. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 26, 2023	Jul. 30, 2021
Business Acquisition [Line Items]
Noncontrolling interest			$ 6,411	$ 6,902
Acquisition price			$ 37		$ 8,639
Societe Industrielle De Minoterie Du Sud [Member]
Business Acquisition [Line Items]
Acquisition percentage						90.00%
Noncontrolling interest						$ 56
Outstanding debt						$ 5,318
Sanabil SA [Member]
Business Acquisition [Line Items]
Acquisition percentage	60.00%		80.00%
Acquisition price	$ 332
Average life	20 years
MDS Burkina [Member]
Business Acquisition [Line Items]
Acquisition percentage							78.21%
Acquisition price				6,153
MDS Mali [Member]
Business Acquisition [Line Items]
Acquisition percentage		70.35%
Acquisition price				$ 9,579
Average life		20 years